Revenue (Details) - Schedule of Revenue	6 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Revenue from contracts with customers
Project management fees	RM 25,906,300		RM 2,500,000
Sale of goods	5,716,648		121,021,552
Total revenue	31,622,948	$ 6,882,034	123,521,552
Timing of revenue recognition
Transferred at a point in time	RM 31,622,948		RM 123,521,552